UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices)  (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

UPRIGHT GROWTH FUND
Description	Quantity	Current Value	Weight
-------------------------	---------------	---------------	------------
Equities
Bausch Health Companies I	2,500	58,100.00	0.37%

ALT-ENERGY SER.
Plug Power Inc New	90,000	181,800.00	1.14%

Auto/Truck
Johnson Controls Internat	2,089	69,877.05	0.44%

Bank Industry
Bank Of America Corp	6,000	169,140.00	1.06%

Basic Material
Adient plc	208	10,231.52	0.06%
Bhp Billiton Ltd Adr	800	40,008.00	0.25%
DowDuPont Inc.	1,000	65,920.00	0.41%

Steelcase Inc	7,000	94,500.00	0.59%

Chemicals Specialty
Mosaic Company	200	5,610.00	0.04%

Consumer
Whirlpool Corp	100	14,623.00	0.09%

Drug Manufacturer-other
Teva Pharm Inds Ltd Adrf	47,892	1,164,733.44	7.31%

Electronic
Silicon Motion Technology	3,000	158,670.00	1.00%

Electronic Equipment
Apple Computer Inc	6,500	1,203,215.00	7.55%

Energy
Direxion Daily Energy Bul	7,000	267,050.00	1.68%

Food
Starbucks Corp	200	9,770.00	0.06%

Generic Drug
LANNET INC	20,000	272,000.00	1.71%
MYLAN NV SHS EURO	12,030	434,764.20	2.73%

Healthcare Services
CVS HEALTH CORP	200	12,870.00	0.08%

Internet Services
Alphabet Inc	100	111,565.00	0.70%
FACEBOOK INC CL A	300	58,296.00	0.37%

Inurance
Brighthouse Financial, In	227	9,095.89	0.06%
Genworth Financial Inc	40,500	182,250.00	1.14%
Metlife Inc	2,500	109,000.00	0.68%

Leisure
Disney Walt Co	200	20,962.00	0.13%

Machinery
Caterpillar,Inc	100	13,567.00	0.09%

Medical Supplies
Abbott Laboratories	5,500	335,445.00	2.11%

Oil
Chevron Corporation	300	37,929.00	0.24%
Transocean Offshore Inc	1,500	20,160.00	0.13%

Pharmaceutical
ABBVIE INC COM	5,500	509,575.00	3.20%

Precious Metal
PROSHARES ULTRA GOLD	1,000	36,560.00	0.23%

Retail Special Lines
Alibaba Group Holding Ltd	2,000	371,060.00	2.33%

IC DESIGN
Himax Technologies Adr	1,139,400	8,499,924.00	53.33%

Semi-IntCircuits
Taiwan Semiconductr Adrf	17,000	621,519.99	3.90%

		---------------	------------
		15,169,791.09	95.19%

Cash and Money Funds
CASH		767,259.97	4.81%
		---------------	------------
		15,937,051.06	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of June 30, 2018, the aggregate cost of securities excluding cash and money funds was $17,608,174.80. The aggregate gross unrealized appreciation for all securities totaled $-2,438,383.71. This consisted of an aggregate gross unrealized appreciation of $3,108,178.64, and an aggregate gross unrealized depreciation of $5,546,562.35.

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2018:

Level 1	15,169,791.09
Level 2	-
Level 3	-
Total	15,169,791.09

June 30, 2018 (Unaudited)

UPRIGHT ASSET ALLOCATION PLUS FUND

Description	Quantity	Current Value	Weight
--------------------	--------------	---------------	-------
Equities
Direxion Daily Energ	500	19,075.00	2.50%
Himax Technologies A	29,400	219,324.00	28.50%
Procter & Gamble Co	100	7,806.00	1.00%
		---------------	-------
		246,205.00	32.00%

User-Defined
Vanguard REIT Index-	200	16,292.00	2.10%

Cash and Money Funds
CASH		506,385.00	65.90%
		---------------	-------
		768,882.00	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of June 30, 2018, the aggregate cost of securities excluding cash and money funds was $351,343. The aggregate gross unrealized appreciation for all securities totaled $(88,846). This consisted of an aggregate gross unrealized appreciation of $3,489, and an aggregate gross unrealized depreciation of $(92,335).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2018:

Level 1	$262,497
Level 2	-
Level 3	-
Total	$262,497

June 30, 2018 (Unaudited)

UPRIGHT GROWTH & INCOME FUND

Description	Quantity	Current Value	Weight
--------------------	--------------	---------------	-------
Equities
ABBVIE INC COM	100	9,265.00	1.20%
Disney Walt Co	300	31,443.00	4.20%
General Electric Com	1,000	13,610.00	1.80%
Himax Technologies A	25,000	186,500.00	25.00%
Merck & Co Inc	300	18,210.00	2.40%
Teva Pharm Inds Ltd	2,000	48,640.00	6.50%
Exxon Mobil Corporat	300	24,819.00	3.30%
		---------------	-------
		332,487.00	42.48%

Cash and Money Funds
CASH		450,278.00	57.52%
		---------------	-------
		782,765.00	100.00%

*Non-income producing security

ADR – American Depositary Receipt

PLC – Public Limited Company

As of June 30, 2018, the aggregate cost of securities excluding cash and money funds was $407,338.72. The aggregate gross unrealized appreciation for all securities totaled $(74,851.72). This consisted of an aggregate gross unrealized appreciation of $21,950.23, and an aggregate gross unrealized depreciation of $(96,801.95).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2018:

Level 1	332,487.00
Level 2	-
Level 3	-
Total	332,487.00

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Trustee

Date: August 28, 2018

By : /s/ David Y.S. Chiueh

David Y.S. Chiueh

Chief Financial Officer

Date:August 28, 2018